Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	7,978,117	6,919,919	4,706,917
Common stock, shares outstanding	7,978,117	6,919,919	4,706,917
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized	1,543,158	1,543,158	1,543,158
Preferred stock, shares issued	1,398,158	1,398,158	1,398,158
Preferred stock, shares outstanding	1,398,158	1,398,158	1,398,158